Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Profit or Loss Before Income Taxes

Loss before income taxes consists of:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Non-PRC	(485,539)	(256,279)	(155,364)	(22,377)
PRC	173,735	(97,166)	(787,718)	(113,454)

	(311,804)	(353,445)	(943,082)	(135,831)

Income Tax (Expense) Benefits

Income tax (expense) benefits comprises of:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Current	(45,401)	(68,092)	(54,772)	(7,889)
Deferred	28,728	20,262	65,932	9,496

	(16,673)	(47,830)	11,160	1,607

Reconciliation Tax Computed Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2014, 2015 and 2016 applicable to the PRC operations to income tax (expense) benefits is as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Loss before income taxes	(311,804)	(353,445)	(943,082)	(135,831)

Income tax benefit computed at applicable tax rates (25%)	77,951	88,361	235,770	33,958
Non-deductible expenses	(6,095)	(19,216)	(16,610)	(2,392)
Research and development expenses	6,879	6,871	7,766	1,119
Effect of tax holidays	6,305	2,743	1,691	244
Preferential rate	20,049	6,183	(11,060)	(1,593)
Current and deferred tax rate differences	(8,553)	(2,876)	(1,521)	(219)
International rate differences	(108,066)	(90,773)	(51,392)	(7,402)
Tax exempted income	2,118	—	9,878	1,423
Unrecognized tax benefits	3,872	(529)	(14,525)	(2,092)
Deferred tax expense	(3,109)	(387)	1,516	218
Change in valuation allowance	(7,704)	(36,529)	(158,724)	(22,861)
Prior year provision to return true up	(320)	(1,678)	8,371	1,204

Income tax (expense) benefits	(16,673)	(47,830)	11,160	1,607

Tax Holiday Benefit Per Basic and Diluted Earnings Per Share

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Basic	0.016	0.006	0.003	0.000

Diluted	0.016	0.006	0.003	0.000

Significant Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful debt	7,533	25,224	3,633
Accrued salary and welfare	22,843	30,236	4,355
Accrued expenses	4,474	3,955	570
Property and equipment	1,487	1,612	232
Deferred government grant-current	321	201	29
Valuation allowance	(5,545)	(17,866)	(2,574)

Net current deferred tax assets	31,113	43,362	6,245

Non-current
Tax losses	46,283	202,485	29,164
Property and equipment	18,783	13,486	1,942
Intangible assets	1,772	1,254	181
Capital lease	15,061	23,364	3,365
Deferred government grant-non-current	5,259	4,700	677
Depreciation and amortization generated from acquisitions	7,163	5,849	842
Valuation allowance	(47,421)	(193,824)	(27,916)

Net non-current deferred tax assets	46,900	57,314	8,255

Total deferred tax assets	78,013	100,676	14,500

Non-current
Intangible assets	204,236	148,003	21,317
Property and equipment	69,038	92,687	13,350
Capitalized interest expense	6,700	11,789	1,698
Gain generated from equity method investments	13,238	22,221	3,200

Total non-current deferred tax liabilities	293,212	274,700	39,565

Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2015	2016
	RMB	RMB	US$
Balance at beginning of year	16,682	11,802	1,700
Reversal based on tax positions related to prior years	(11,144)	(258)	(37)
Additions based on tax positions related to the current year	6,264	11,676	1,682

Balance at end of year	11,802	23,220	3,345